UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut           May 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $120,329
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                    FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5              COLUMN 6    COLUMN 7   COLUMN 8

                                                           VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER           SECURITY_TYP  ID_CUSIP   (X$1000)    PRN AMT   PRN  CALL DISCRETION  MGERS  SOLE     SHARED  NONE
3COM CORP                        Common Stock  885535104      7,140   1,451,000 SH        SOLE        NONE  1,451,000
ACLARA BIOSCIENCES INC           Common Stock  00461P106        202     101,100 SH        SOLE        NONE    101,100
ADVANCED FIBRE COMMUNICATIONS    Common Stock  00754A105        757      50,000 SH        SOLE        NONE     50,000
AES CORP                         Common Stock  00130H105      5,249   1,450,000 SH        SOLE        NONE  1,450,000
AGNICO EAGLE MINES LTDCMN        Common Stock  008474108      4,589     350,000 SH        SOLE        NONE    350,000
ARENA PHARMACEUTICALS INCCMN     Common Stock  040047102        329      50,000 SH        SOLE        NONE     50,000
BERKSHIRE HATHAWAY INC           CL B          084670207     16,028       7,500 SH        SOLE        NONE      7,500
CHURCHILL DOWNS INC              Common Stock  171484108      4,080     120,000 SH        SOLE        NONE    120,000
CIENA CORPORATION                Common Stock  171779101      3,059     700,000 SH        SOLE        NONE    700,000
CIMAREX ENERGY CO                Common Stock  171798101      2,431     125,000 SH        SOLE        NONE    125,000
CITIZENS COMMUNICATIONS CO       Common Stock  17453B101        749      75,000 SH        SOLE        NONE     75,000
COMCAST CORPORATION              CL A          20030N101      3,145     110,000 SH        SOLE        NONE    110,000
CONCORD EFS INC                  Common Stock  206197105      2,350     250,000 SH        SOLE        NONE    250,000
CORVIS CORP                      Common Stock  221009103        325     500,000 SH        SOLE        NONE    500,000
DISCOVERY LABORATORIES INC       Common Stock  254668106        631     367,000 SH        SOLE        NONE    367,000
DOCENT INC                       Common Stock  25608L502        593     241,932 SH        SOLE        NONE    241,932
ENTERASYS NETWORKS INC           Common Stock  293637104        740     400,000 SH        SOLE        NONE    400,000
FREEPORT-MCMORAN COPPER & GOLD   CL B          35671D857      1,381      81,000 SH        SOLE        NONE     81,000
GEMSTAR-TV GUIDE INTERNATIONAL   Common Stock  36866W106      2,568     700,000 SH        SOLE        NONE    700,000
GLOBESPAN VIRATA, INC            Common Stock  37957V106        788     175,000 SH        SOLE        NONE    175,000
GOLD FIELDS LTD                  Sponsored ADR 38059T106      4,741     451,500 SH        SOLE        NONE    451,500
IDT CORP                         CL B          448947309     14,185     940,000 SH        SOLE        NONE    940,000
INTERLAND INC                    Common Stock  458727104        726   1,100,000 SH        SOLE        NONE  1,100,000
INTERWOVEN INC                   Common Stock  46114T102        910     500,000 SH        SOLE        NONE    500,000
JOHNSON & JOHNSON                CALL          478160904        579      10,000      CALL SOLE        NONE     10,000
LEVEL 3 COMMUNICATIONS INC       Common Stock  52729N100      1,729     335,000 SH        SOLE        NONE    335,000
LIBERTY MEDIA CORP               Com Ser A     530718105      7,298     750,000 SH        SOLE        NONE    750,000
MARTEK BIOSCIENCES CORP          Common Stock  572901106      7,130     250,000 SH        SOLE        NONE    250,000
MERCK & CO INC                   CALL          589331907      1,753      32,000      CALL SOLE        NONE     32,000
OPENTV CORP                      CL A          G67543101        910   1,000,000 SH        SOLE        NONE  1,000,000
PAN AMERICAN SILVER CORP         Common Stock  697900108      2,660     436,000 SH        SOLE        NONE    436,000
PEGASUS COMMUNICATIONS CORP      CL A          705904605      2,572     200,000 SH        SOLE        NONE    200,000
PINNACOR INC                     Common Stock  723487104        475     389,100 SH        SOLE        NONE    389,100
PROGENICS PHARMACEUTICALSINC     Common Stock  743187106        441     100,000 SH        SOLE        NONE    100,000
RIVERSTONE NETWORKS INC          Common Stock  769320102        474     338,264 SH        SOLE        NONE    338,264
SUNCOR ENERGY INC                Common Stock  867229106      3,407     195,000 SH        SOLE        NONE    195,000
SYCAMORE NETWORKS INC            Common Stock  871206108      1,678     550,000 SH        SOLE        NONE    550,000
TURNSTONE SYSTEMS INC            Common Stock  900423104      1,672     590,700 SH        SOLE        NONE    590,700
WHITE MTNS INS GROUP LTD         Common Stock  G9618E107      9,860      29,000 SH        SOLE        NONE     29,000
                                               TOTAL        120,329
                                                             [thousands]


03669.0001 #404292